Receivable for issuance of ordinary shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2023 USD ($)
Receivable For The Issuance Of Ordinary Shares [Line Items]
Proceeds from contributed capital	¥ 87,900	¥ 262,900
Interest income on subscription receivable from shareholders	6,100	14,200
Receivable for the issuance of ordinary shares	¥ 83,400	¥ 164,746	$ 12,145